Fair Value Measurement (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Premises and Equipment, Net [Member] | Fair Value, Inputs, Level 2 [Member]
Premises and equipment	1,817		3,576
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, investments	459,560
Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, investments	459,995		1,515
Loans Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, loans receivable	923,722	[1]	638,165	[1]
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, investments	435

[1]	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.